Condensed Consolidated Interim Statements of Changes in Equity (deficit) - MXN ($) $ in Thousands	Total	Total	Certificates of Contribution “A”	Mexican Government contributions	Legal reserve	Accumulated other comprehensive result Cumulative currency translation effect	Accumulated other comprehensive result Actuarial (losses) gains on employee benefits effect	Accumulated deficit, for the year	Accumulated deficit, from prior years	Non- controlling interest
Beginning balance at Dec. 31, 2024	$ (1,983,775,736)	$ (1,983,501,349)	$ 1,352,716,466	$ 66,730,591	$ 1,002,130	$ 61,416,390	$ 224,538,231	$ (780,415,854)	$ (2,909,489,303)	$ (274,387)
Transfer to accumulated deficit								780,415,854	(780,415,854)
Increase in Certificates of Contribution “A”	80,002,573	80,002,573	80,002,573
Total comprehensive (loss) income	(137,620,108)	(137,618,484)				1,274,932	(95,566,136)	(43,327,280)		(1,624)
Ending Balance at Mar. 31, 2025	(2,041,393,271)	(2,041,117,260)	1,432,719,039	66,730,591	1,002,130	62,691,322	128,972,095	(43,327,280)	(3,689,905,157)	(276,011)
Beginning balance at Dec. 31, 2024	(1,983,775,736)	(1,983,501,349)	1,352,716,466	66,730,591	1,002,130	61,416,390	224,538,231	(780,415,854)	(2,909,489,303)	(274,387)
Total comprehensive (loss) income							(173,642,194)
Ending Balance at Dec. 31, 2025	(1,905,806,170)	(1,905,531,964)	1,748,029,657	66,730,591	1,002,130	(613,379)	50,896,037	(81,671,843)	(3,689,905,157)	(274,206)
Transfer to accumulated deficit								81,671,843	(81,671,843)
Increase in Certificates of Contribution “A”	58,346,391	58,346,391	58,346,391
Total comprehensive (loss) income	(42,919,071)	(42,918,081)				3,073,308		(45,991,389)		(990)
Ending Balance at Mar. 31, 2026	$ (1,890,378,850)	$ (1,890,103,654)	$ 1,806,376,048	$ 66,730,591	$ 1,002,130	$ 2,459,929	$ 50,896,037	$ (45,991,389)	$ (3,771,577,000)	$ (275,196)